Commitments and Contingencies	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies
Commitments and Contingencies

NOTE 7 – Commitments and Contingencies

Legal Proceedings

On June 29, 2021, the Company filed a complaint against Messrs. Chenyuan Anthony Chen and Ang Hu (the “Defendants”) in the Superior Court of the State of California, County of Orange (the “Complaint”). Pursuant to a Consulting Agreement dated April 1, 2019, by and among the Company and the Defendants (the “Consulting Agreement”), the Company issued to the Defendants 3,250,000 shares of the Company’s common stock (the “Consulting Shares”) as compensation for certain consulting services to be performed by the Defendants. Pursuant to the Complaint, the Company alleges that the Defendants breached the Consulting Agreement by failing to perform such consulting services and thereby seeks injunctive relief to restrain Defendants from sales of the Consulting Shares, the cancellation of the Consulting Shares, and compensatory damages and legal fees.  On July 11, 2022, the Company reached a legal settlement with the Defendants to have 3,090,000 of the Consulting Shares returned to the Company. The Consulting Shares have been cancelled as of September 29, 2022.